SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Consolidated VIE) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($) Right		Dec. 31, 2016 CNY (¥) Right	Dec. 31, 2015 CNY (¥)		Dec. 31, 2014 CNY (¥)	Dec. 31, 2016 CNY (¥)
VIE arrangements
Maximum equity interests in internet business owned by foreign investors	50.00%						50.00%
Assets
Cash and cash equivalents	$ 139,453			¥ 846,120		¥ 1,378	¥ 968,225
Restricted cash	175,470	[1]		483,965	[1]		1,218,286	[1]
Accounts receivable	4,117			82,993			28,581
Prepaid expenses and other assets	67,228			246,723			466,763
Amounts due from related parties	242			86,889			1,678
Held-to-maturity investments	14,247			30,000			98,917
Available-for-sale investments	166,787						1,158,000
Property, equipment and software, net	5,113			16,183			35,503
Deferred tax assets	62,855			175,862			436,402
Total assets	688,952			2,190,003			4,783,388
Liabilities
Accounts payable	1,972	[2]		4,499	[2]		13,691	[2]
Amounts due to related parties	1,672			3,668			11,609
Liabilities from quality assurance program	211,868	[3]		546,332	[3]		1,471,000	[3]
Deferred revenue	23,667			117,484			164,318
Accrued expenses and other liabilities	81,257			288,171			564,165
Total liabilities	380,739			1,213,061			2,643,469
Net revenue	466,368		¥ 3,237,991	1,313,639		196,525
Net (loss)/income	160,795		1,116,398	275,339		(27,708)
Net cash (used in)/ provided by operating activities	304,398		2,113,435	861,277		(227,041)
Net cash used in investing activities	$ (204,762)		¥ (1,421,663)	(282,589)		(3,577)
Loan agreements between FOS and each of the shareholders of the respective VIE companies
VIE arrangements
Percentage of equity interest in VIE companies and FOS elects to exercise its exclusive equity purchase option, would result the loan to be repaid immediately	100.00%		100.00%
Term of the loan	10 years		10 years
Consolidated VIEs
VIE arrangements
Authority to terminate the VIE exclusive business cooperation agreement | Right	0		0
Consolidated VIE assets collateral for obligations pertaining to VIE							0
Assets
Cash and cash equivalents	$ 62,438			144,535			433,510
Restricted cash	160,565			453,230			1,114,805
Accounts receivable	3,433			82,993			23,838
Prepaid expenses and other assets	57,421			234,204			398,675
Amounts due from related parties	242			86,889			1,678
Held-to-maturity investments				30,000
Available-for-sale investments	71,727						498,000
Property, equipment and software, net	638			4,392			4,427
Deferred tax assets	62,855			175,862			436,402
Total assets	419,319			1,212,105			2,911,335
Liabilities
Accounts payable	1,951			4,499			13,544
Amounts due to related parties	995			3,426			6,907
Liabilities from quality assurance program	211,868			546,332			1,471,000
Deferred revenue	23,667			117,484			164,318
Accrued expenses and other liabilities	73,151			244,438			507,890
Total liabilities	311,632			916,179			¥ 2,163,659
Net revenue	466,336		¥ 3,237,768	1,316,761		196,525
Net (loss)/income	208,135		1,445,081	465,679		(27,708)
Net cash (used in)/ provided by operating activities	347,862		2,415,204	812,496		(227,041)
Net cash used in investing activities	$ (67,884)		¥ (471,321)	¥ (35,486)		¥ (3,577)

[1]	The Company consolidated Huijin No. 28 Single Capital Trust E1, Yiren Elite Loan Trust Beneficial Right Asset Backed Special Plan, CreditEase Wealth Consumer Credit Investment Fund and Huijin No. 28 Single Capital Trust E2 as a whole, which are named “Assets Backed Financing Entities” or the “ABFE”, see Note 2.
[2]	VIE companies refers to Heng Cheng and Yi Ren Wealth Management, see Note 2.
[3]	Liabilities from quality assurance program refers to Liabilities from risk reserve fund guarantee in previous annual report.